Loans and Allowance for Loan Losses - Nonaccrual loans (Details 5) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 2,021,153	$ 2,264,053
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	911,283	994,855
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 840,449	932,578
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings		122,841
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 9,314	$ 22,438
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 118,502	$ 120,698
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 141,605	$ 70,643